Item 1. Schedule of Investments:
--------------------------------
Putnam New Value Fund


QUARTERLY PORTFOLIO HOLDINGS

11-30-04



Putnam New Value Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
November 30, 2004 (Unaudited)

Common stocks (98.0%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (5.6%)
-----------------------------------------------------------------------------------------------------------
        721,000  Boeing Co. (The)                                                               $38,623,970
        793,500  Lockheed Martin Corp.                                                           48,276,540
                                                                                              -------------
                                                                                                 86,900,510
Airlines (1.0%)
-----------------------------------------------------------------------------------------------------------
      1,002,200  Southwest Airlines Co. (S)                                                      15,764,606

Automotive (1.5%)
-----------------------------------------------------------------------------------------------------------
        403,600  Lear Corp.                                                                      23,408,800

Banking (9.4%)
-----------------------------------------------------------------------------------------------------------
      1,049,900  Bank of America Corp.                                                           48,578,873
        247,100  Commerce Bancorp, Inc. (S)                                                      15,436,337
        487,500  State Street Corp. (S)                                                          21,723,000
        984,400  U.S. Bancorp (S)                                                                29,167,772
        494,400  Wells Fargo & Co.                                                               30,539,088
                                                                                              -------------
                                                                                                145,445,070
Building Materials (1.9%)
-----------------------------------------------------------------------------------------------------------
        843,500  Masco Corp. (S)                                                                 29,750,245

Cable Television (0.6%)
-----------------------------------------------------------------------------------------------------------
        216,600  Liberty Media International, Inc. Class
                 A (NON)                                                                          9,326,796

Chemicals (3.1%)
-----------------------------------------------------------------------------------------------------------
        211,800  Avery Dennison Corp. (S)                                                        12,424,188
        390,600  Dow Chemical Co. (The)                                                          19,713,582
      1,042,900  Hercules, Inc. (NON) (S)                                                        15,539,210
                                                                                              -------------
                                                                                                 47,676,980
Coal (0.5%)
-----------------------------------------------------------------------------------------------------------
         96,700  Peabody Energy Corp.                                                             8,026,100

Computers (2.3%)
-----------------------------------------------------------------------------------------------------------
      1,801,700  Hewlett-Packard Co.                                                             36,034,000

Conglomerates (4.7%)
-----------------------------------------------------------------------------------------------------------
          5,120  Berkshire Hathaway, Inc. Class B (NON)                                          14,233,600
      1,744,600  Tyco International, Ltd. (Bermuda) (S)                                          59,264,062
                                                                                              -------------
                                                                                                 73,497,662
Consumer Finance (2.9%)
-----------------------------------------------------------------------------------------------------------
        383,000  Countrywide Financial Corp.                                                     12,719,430
        605,500  MBNA Corp.                                                                      16,082,080
        968,800  Providian Financial Corp. (NON) (S)                                             15,549,240
                                                                                              -------------
                                                                                                 44,350,750
Consumer Services (1.0%)
-----------------------------------------------------------------------------------------------------------
      2,166,000  Service Corporation Intl. (NON)                                                 15,291,960

Containers (0.6%)
-----------------------------------------------------------------------------------------------------------
        423,300  Owens-Illinois, Inc. (NON)                                                       8,855,436

Electric Utilities (3.7%)
-----------------------------------------------------------------------------------------------------------
        371,800  Exelon Corp.                                                                    15,507,778
        238,300  Great Plains Energy, Inc. (S)                                                    7,056,063
        586,300  PG&E Corp. (NON)                                                                19,500,338
      1,456,100  Sierra Pacific Resources (NON)                                                  14,925,025
                                                                                              -------------
                                                                                                 56,989,204
Electronics (4.1%)
-----------------------------------------------------------------------------------------------------------
      1,725,900  Intel Corp.                                                                     38,573,865
        867,100  Motorola, Inc.                                                                  16,700,346
        535,700  Vishay Intertechnology, Inc. (NON)                                               7,826,577
                                                                                              -------------
                                                                                                 63,100,788
Energy (1.6%)
-----------------------------------------------------------------------------------------------------------
        494,600  GlobalSantaFe Corp. (Cayman Islands)                                            15,530,440
        295,400  Varco International, Inc. (NON)                                                  8,785,196
                                                                                              -------------
                                                                                                 24,315,636
Financial (10.6%)
-----------------------------------------------------------------------------------------------------------
      1,303,500  Citigroup, Inc.                                                                 58,331,625
        787,600  Fannie Mae                                                                      54,108,120
        190,700  Freddie Mac                                                                     13,017,182
      1,092,800  JPMorgan Chase & Co.                                                            41,143,920
                                                                                              -------------
                                                                                                166,600,847
Forest Products and Packaging (1.0%)
-----------------------------------------------------------------------------------------------------------
        862,500  Smurfit-Stone Container Corp. (NON) (S)                                         15,490,500

Health Care Services (2.9%)
-----------------------------------------------------------------------------------------------------------
        262,200  AmerisourceBergen Corp.                                                         15,454,068
        292,300  Cardinal Health, Inc.                                                           15,281,444
        215,200  CIGNA Corp.                                                                     15,068,304
                                                                                              -------------
                                                                                                 45,803,816
Homebuilding (0.4%)
-----------------------------------------------------------------------------------------------------------
        150,600  Lennar Corp.                                                                     6,766,458

Household Furniture and Appliances (0.6%)
-----------------------------------------------------------------------------------------------------------
        149,600  Whirlpool Corp.                                                                  9,656,680

Insurance (4.7%)
-----------------------------------------------------------------------------------------------------------
        410,000  ACE, Ltd. (Cayman Islands)                                                      16,572,200
        220,900  Chubb Corp. (The) (S)                                                           16,834,789
        258,700  Hartford Financial Services Group, Inc.
                 (The)                                                                           16,556,800
        157,000  Lincoln National Corp.                                                           7,225,140
        208,900  XL Capital, Ltd. Class A (Cayman
                 Islands)                                                                        15,742,704
                                                                                              -------------
                                                                                                 72,931,633
Investment Banking/Brokerage (1.2%)
-----------------------------------------------------------------------------------------------------------
        346,400  Merrill Lynch & Co., Inc.                                                       19,297,944

Manufacturing (1.3%)
-----------------------------------------------------------------------------------------------------------
        266,700  Ingersoll-Rand Co. Class A (Bermuda)                                            19,847,814

Media (2.6%)
-----------------------------------------------------------------------------------------------------------
      2,456,400  Liberty Media Corp. Class A (NON)                                               25,374,612
        566,700  Walt Disney Co. (The)                                                           15,232,896
                                                                                              -------------
                                                                                                 40,607,508
Metals (1.7%)
-----------------------------------------------------------------------------------------------------------
        799,300  Alcoa, Inc.                                                                     27,160,214

Natural Gas Utilities (1.0%)
-----------------------------------------------------------------------------------------------------------
        609,700  Southern Union Co. (NON) (S)                                                    14,949,844

Oil & Gas (7.0%)
-----------------------------------------------------------------------------------------------------------
        282,800  Amerada Hess Corp.                                                              25,126,780
      1,084,000  ExxonMobil Corp.                                                                55,555,000
        393,800  Marathon Oil Corp.                                                              15,531,472
        276,300  Unocal Corp.                                                                    12,720,852
                                                                                              -------------
                                                                                                108,934,104
Pharmaceuticals (2.7%)
-----------------------------------------------------------------------------------------------------------
        438,400  Abbott Laboratories                                                             18,395,264
        688,100  King Pharmaceuticals, Inc. (NON)                                                 8,566,845
        562,600  Pfizer, Inc.                                                                    15,623,402
                                                                                              -------------
                                                                                                 42,585,511
Photography/Imaging (1.9%)
-----------------------------------------------------------------------------------------------------------
      1,884,600  Xerox Corp. (NON)                                                               28,872,072

Railroads (1.3%)
-----------------------------------------------------------------------------------------------------------
        316,000  Union Pacific Corp.                                                             20,047,040

Regional Bells (1.0%)
-----------------------------------------------------------------------------------------------------------
        367,000  Verizon Communications, Inc.                                                    15,131,410

Restaurants (3.0%)
-----------------------------------------------------------------------------------------------------------
        560,300  Darden Restaurants, Inc.                                                        15,273,778
      1,012,700  McDonald's Corp.                                                                31,130,398
                                                                                              -------------
                                                                                                 46,404,176
Retail (5.7%)
-----------------------------------------------------------------------------------------------------------
        738,700  Home Depot, Inc. (The)                                                          30,840,725
        693,100  Limited Brands, Inc.                                                            16,939,364
        770,900  Office Depot, Inc. (NON)                                                        12,642,760
        369,100  OfficeMax, Inc.                                                                 11,172,657
      2,332,300  Rite Aid Corp. (NON) (S)                                                         8,559,541
        314,900  Ross Stores, Inc.                                                                8,470,810
                                                                                              -------------
                                                                                                 88,625,857
Tobacco (2.9%)
-----------------------------------------------------------------------------------------------------------
        791,600  Altria Group, Inc.                                                              45,509,084
                                                                                              -------------
                 Total Common stocks  (cost $1,211,827,904)                                   $1,523,957,055

Short-term investments (2.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $14,774,529  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.52% to 1.71% and
                 due dates ranging from September 1, 2004
                 to September 24, 2004. (d)                                                     $14,769,003
     28,708,998  Putnam Prime Money Market (e)                                                   28,708,998

                 Total Short-term investments  (cost $43,478,001)                               $43,478,001
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,255,305,905) (b)                                 $1,567,435,056
-----------------------------------------------------------------------------------------------------------


    NOTES

  (a) Percentages indicated are based on net assets of $1,555,192,992.

  (b) The aggregate identified cost on a tax basis is $1,275,396,738, resulting in gross unrealized appreciation and depreciation of $307,839,779 and $30,570,464, respectively, or net unrealized appreciation of $277,269,315.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at November 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2004, the value of securities loaned amounted to $14,285,115. The fund received cash collateral of $14,769,003 which is pooled with collateral of other Putnam funds into 20 issuers of high grade short-term investments.

  (e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $86,620 for the period ended November 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: January 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: January 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: January 28, 2005



Item 1. Schedule of Investments:
--------------------------------
Putnam International Capital Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11-30-04



Putnam International Capital Opportunities Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
November 30, 2004 (Unaudited)

Common stocks (98.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Australia (3.0%)
-----------------------------------------------------------------------------------------------------------
         27,523  Adelaide Bank, Ltd.                                                               $215,631
         83,635  Ansell, Ltd.                                                                       593,612
      3,275,992  BlueScope Steel, Ltd.                                                           21,422,206
         39,739  Boral, Ltd.                                                                        212,696
        543,602  Caltex Australia, Ltd.                                                           3,866,733
         56,825  Jubilee Mines NL                                                                   195,271
         16,896  Publishing & Broadcasting, Ltd.                                                    205,112
        981,477  QBE Insurance Group, Ltd.                                                       10,620,577
                                                                                              -------------
                                                                                                 37,331,838

Belgium (1.3%)
-----------------------------------------------------------------------------------------------------------
        103,715  Colruyt SA                                                                      16,456,528
         11,338  Umicore                                                                          1,024,561
                                                                                              -------------
                                                                                                 17,481,089

Bermuda (2.1%)
-----------------------------------------------------------------------------------------------------------
        245,284  Axis Capital Holdings, Ltd.                                                      6,392,101
          6,200  Endurance Specialty Holdings, Ltd.                                                 208,134
         53,600  Montpelier Re Holdings, Ltd.                                                     1,979,448
        122,831  Orient-Express Hotels, Ltd. Class A                                              2,751,414
        313,345  RenaissanceRe Holdings, Ltd.                                                    15,776,921
                                                                                              -------------
                                                                                                 27,108,018

Brazil (--%)
-----------------------------------------------------------------------------------------------------------
         13,000  Gerdau SA (Preference)                                                             234,086

Canada (6.8%)
-----------------------------------------------------------------------------------------------------------
        115,039  ATI Technologies, Inc. (NON)                                                     2,207,301
      1,451,600  AUR Resources, Inc.                                                              7,729,330
         98,000  Baytex Energy Trust                                                              1,104,643
        337,700  CI Fund Management, Inc.                                                         4,630,308
        675,059  Cinram International, Inc.                                                      11,498,944
          6,346  Cognos, Inc. (NON)                                                                 246,996
        565,770  Dofasco, Inc.                                                                   20,607,201
         28,700  Ensign Resource Svc. Group, Inc.                                                   596,066
          6,940  Extendicare, Inc. Class A (NON)                                                     93,405
         49,000  Hudson's Bay, Co.                                                                  578,289
         25,304  Industrial Alliance Insurance and
                 Financial Services, Inc.                                                         1,099,387
        441,070  Inmet Mining Corp. (NON)                                                         7,450,106
         97,200  Kingsway Financial Services, Inc. (NON)                                          1,470,919
        280,336  Methanex Corp.                                                                   4,923,802
          7,100  Nexen, Inc.                                                                        312,178
         34,400  Norbord, Inc.                                                                      296,602
         57,900  Northgate Minerals Corp. (NON)                                                     100,331
         58,000  PetroKazakhstan, Inc. Class A (Toronto
                 Exchange)                                                                        2,439,435
        186,300  PetroKazakhstan, Inc. Class A                                                    7,824,600
         44,800  Royal Group Technologies, Ltd. (Toronto
                 Exchange) (NON)                                                                    380,996
          7,800  Royal Group Technologies, Ltd. (NON)                                                66,690
         14,410  Teck Corp.                                                                         436,130
        459,390  Transat AT, Inc. (NON)                                                           9,506,220
          5,600  Trican Well Service Ltd. (NON)                                                     264,973
          7,540  West Fraser Timber Co., Ltd.                                                       278,183
                                                                                              -------------
                                                                                                 86,143,035

Cayman Islands (0.9%)
-----------------------------------------------------------------------------------------------------------
        428,617  Fresh Del Monte Produce                                                         11,786,968

China (0.1%)
-----------------------------------------------------------------------------------------------------------
      6,697,000  United Food Holdings, Ltd.                                                       1,350,532

Czech Republic (0.1%)
-----------------------------------------------------------------------------------------------------------
         34,369  Cesky Telecom AS                                                                   511,016
         10,511  Cesky Telecom AS 144A                                                              156,283
          3,460  Komercni Banka AS                                                                  499,459
                                                                                              -------------
                                                                                                  1,166,758

Denmark (0.6%)
-----------------------------------------------------------------------------------------------------------
         75,857  GN Store Nord                                                                      783,787
        180,601  Jyske Bank A/S (NON)                                                             6,478,655
                                                                                              -------------
                                                                                                  7,262,442

Finland (0.5%)
-----------------------------------------------------------------------------------------------------------
         31,353  Orion-Yhtymae OYJ Class B                                                          497,063
        475,500  Rautaruukki OYJ                                                                  5,731,260
                                                                                              -------------
                                                                                                  6,228,323

France (3.8%)
-----------------------------------------------------------------------------------------------------------
         18,315  Autoroutes du Sud de la France (ASF)                                               899,806
          5,067  Beneteau SA                                                                        400,645
        219,238  CNP Assurances                                                                  14,858,614
          3,944  Eiffage SA                                                                         392,827
        293,626  Elior                                                                            2,996,733
         94,988  Imerys SA                                                                        7,251,888
          7,178  Neopost SA                                                                         516,528
        134,249  Nexans SA                                                                        5,161,213
        140,336  Oberthur Card Systems SA (NON) (S)                                                 977,221
         23,105  Publicis Group SA                                                                  763,614
         11,096  Rallye SA                                                                          532,312
         53,925  SEB SA                                                                           5,439,065
         17,750  Sodexho Alliance SA                                                                540,636
        181,042  Valeo SA                                                                         7,159,861
                                                                                              -------------
                                                                                                 47,890,963

Germany (5.0%)
-----------------------------------------------------------------------------------------------------------
         14,120  Adidas-Salomon AG                                                                2,214,160
          4,078  Bilfinger Berger AG                                                                152,769
        384,258  Continental AG                                                                  23,463,929
         18,499  Deutsche Boerse AG                                                               1,095,679
        224,103  Hannover Rueckversicherungs AG (S)                                               8,094,489
         10,575  Hypo Real Estate Holding (NON)                                                     409,648
         20,300  IVG Immobilien AG                                                                  308,883
          9,475  Merck KGaA                                                                         545,204
      1,038,698  Mobilcom AG                                                                     19,434,987
          1,233  Porsche AG (Preference)                                                            786,496
          2,938  Puma AG Rudolf Dassier Sport                                                       813,267
        107,120  Rheinmetall AG (Preference)                                                      5,415,061
                                                                                              -------------
                                                                                                 62,734,572

Hong Kong (3.5%)
-----------------------------------------------------------------------------------------------------------
         34,000  ASM Pacific Technology                                                             121,561
     14,494,000  Brilliance China Automotive                                                      2,926,575
     13,220,000  CNPC Hong Kong, Ltd.                                                             2,125,265
      1,440,700  Dah Sing Financial Group                                                        11,256,193
     18,532,000  First Pacific Co., Ltd. (NON)                                                    5,303,029
      1,700,600  Orient Overseas International, Ltd.                                              6,484,829
      4,610,000  Oriental Press Group                                                             1,734,197
        180,000  Sino Land Company, Ltd.                                                            172,465
      2,442,000  SmarTone Telecommunications Holdings,
                 Ltd.                                                                             2,543,914
      1,021,569  Tommy Hilfiger Corp. (NON)                                                      10,011,376
        288,000  VTech Holdings, Ltd.                                                               351,874
        441,000  Wheelock and Co., Ltd.                                                             728,808
                                                                                              -------------
                                                                                                 43,760,086

India (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,007,804  Canara Bank                                                                      3,964,815
      1,263,738  Mahanagar Telephone Nigam                                                        4,600,836
        664,084  Tata Iron & Steel Co., Ltd.                                                      4,829,430
                                                                                              -------------
                                                                                                 13,395,081

Ireland (2.4%)
-----------------------------------------------------------------------------------------------------------
         31,356  DCC PLC                                                                            656,287
      1,793,449  Depfa Bank PLC                                                                  29,076,435
         89,447  Eircom Group PLC                                                                   202,072
        128,750  Eircom Group PLC 144A (NON)                                                        290,863
                                                                                              -------------
                                                                                                 30,225,657

Italy (3.5%)
-----------------------------------------------------------------------------------------------------------
          3,922  Fondiaria-Sai SpA (S)                                                               61,136
      1,145,000  Impregilo SpA (S)                                                                  626,895
      1,097,620  Italcementi SpA                                                                 16,599,178
         34,450  Merloni Electtrodomestici SpA                                                      577,751
      1,518,000  Milano Assicurazioni SpA                                                         7,645,454
      5,785,367  Parmalat Finanziaria SpA (NON) (S)                                                     769
        170,041  Pirelli & C Real Estate SpA                                                      8,146,128
      1,445,847  RCS MediaGroup SPA (S)                                                           7,589,475
        115,600  Sai-Soc Assicuratrice Industriale SpA
                 (SAI)                                                                            2,811,261
                                                                                              -------------
                                                                                                 44,058,047

Japan (25.1%)
-----------------------------------------------------------------------------------------------------------
         10,000  Aica Kogyo Co., Ltd.                                                               115,587
         59,000  Amano Corp.                                                                        537,877
          2,600  Arisawa Manufacturing Co., Ltd.                                                    108,776
      1,483,000  Asics Corp. (S)                                                                  4,761,529
         79,000  Bank of Fukuoka, Ltd. (The) (S)                                                    501,917
          6,100  Benesse Corp.                                                                      195,262
      2,034,000  Brother Industries, Ltd.                                                        16,326,620
        211,000  Canon, Inc.                                                                      3,028,070
         19,000  Casio Computer Co., Ltd.                                                           261,948
        109,100  Citizen Electronics Co., Ltd. (S)                                                5,095,155
         15,000  Citizen Watch Co., Ltd.                                                            136,457
        491,400  Daiichi Pharmaceutical Co., Ltd.                                                 9,801,226
         27,500  Daiichikosho Co., Ltd.                                                             743,822
         30,000  Eizo Nanao Corp.                                                                   751,605
        423,500  FamilyMart Co., Ltd.                                                            11,846,298
        384,000  Fujirebio, Inc. (S)                                                              5,006,421
         14,000  Glory, Ltd.                                                                        219,303
         83,500  Hosiden, Corp.                                                                     864,409
        126,000  Ichiyoshi Securities Co., Ltd.                                                   1,087,391
      1,482,000  Kaneka Corp.                                                                    16,264,799
      2,303,000  Kansai Paint Co., Ltd.                                                          13,937,206
        230,300  Keihin Corp.                                                                     3,226,620
      2,397,000  Kenwood Corp. (NON) (S)                                                          4,431,115
          8,000  Kirin Beverage Corp.                                                               185,250
         63,000  Kyowa Exeo Corp.                                                                   557,180
        818,000  Makita Corp.                                                                    12,662,366
         19,700  Mandom Corp. (S)                                                                   507,930
      1,921,000  Mitsui Trust Holdings, Inc.                                                     14,709,350
          5,700  Nagaileben Co., Ltd.                                                               103,374
        283,600  Namco, Ltd.                                                                      3,490,504
         21,500  NEC Electronics Corp. 144A                                                         978,984
      1,630,000  NGK Spark Plug Co., Ltd.                                                        15,906,694
         95,000  Nifco, Inc. (S)                                                                  1,460,401
          9,000  Nihon Kohden Corp.                                                                 106,305
        105,000  Nissan Shatai Co., Ltd.                                                            825,452
         62,600  Nissin Co., Ltd. (S)                                                               141,913
        421,200  Noritz Corp.                                                                     6,159,405
        257,300  Ono Pharmaceutical Co., Ltd.                                                    13,543,423
      1,136,000  Onward Kashiyama Co., Ltd.                                                      15,473,828
         15,300  Ricoh Leasing Co., Ltd.                                                            387,040
        700,000  Riken Corp.                                                                      2,928,585
          6,600  Rinnai Corp.                                                                       166,637
          9,000  Rohoto Pharmaceutical Company, Ltd.                                                101,226
        267,600  Ryohin Keikaku Co., Ltd.                                                        13,304,495
         22,800  Sangetsu Co., Ltd.                                                                 523,526
        274,500  Sankyo Co., Ltd.                                                                12,392,294
        529,900  Santen Pharmaceutical Co., Ltd.                                                 10,337,123
          6,300  Sanyo Shinpan Finance Co., Ltd.                                                    406,392
        454,900  Shimano, Inc.                                                                   11,994,347
          1,000  Shinsei Bank, Ltd.                                                                   6,694
      1,032,000  SMBC Friend Securities Co., Ltd.                                                 7,179,218
         78,000  Sumitomo Forestry Co., Ltd.                                                        689,083
         43,000  Sumitomo Heavy Industries, Ltd. (NON)                                              140,990
        855,000  Sumitomo Rubber Industries                                                       7,220,666
          3,400  Suzuken Co., Ltd.                                                                   80,054
          2,400  Sysmex Corp.                                                                        95,972
      1,153,000  Tanabe Seiyaku Co., Ltd.                                                        11,061,082
        168,000  Toho Gas Co., Ltd.                                                                 542,674
         55,000  Tokai Rika Co., Ltd.                                                               864,225
        136,000  Tokyo Tatemono Co., Ltd.                                                           879,938
      1,852,000  Toshiba TEC Corp.                                                                8,270,753
        218,300  Uni-Charm Corp.                                                                 10,131,261
        748,000  Uniden                                                                          15,719,790
        760,000  Yamaha Motor Co., Ltd.                                                          11,143,413
         30,000  Yamato Kogyo Co., Ltd.                                                             404,553
        640,000  Yodogawa Steel Works, Ltd.                                                       3,038,723
                                                                                              -------------
                                                                                                316,072,526

Netherlands (0.8%)
-----------------------------------------------------------------------------------------------------------
          7,502  DSM NV                                                                             451,215
          6,007  Koninklijke BAM Groep NV                                                           256,644
         79,120  Laurus NV (NON) (S)                                                                467,884
         21,551  Ranstad Holdings NV                                                                827,671
         22,452  Royal Numico NV (NON)                                                              799,617
        228,291  Stork NV                                                                         7,311,359
          4,317  Wereldhave NV                                                                      427,109
                                                                                              -------------
                                                                                                 10,541,499

Norway (1.4%)
-----------------------------------------------------------------------------------------------------------
        185,558  Aker ASA Class A (NON) (S)                                                       1,774,151
        607,700  Kvaerner ASA (NON) (S)                                                           2,731,348
      1,125,738  Tandberg ASA                                                                    12,787,250
                                                                                              -------------
                                                                                                 17,292,749

Papua N. Guinea (0.6%)
-----------------------------------------------------------------------------------------------------------
      5,424,364  Oil Search, Ltd.                                                                 7,615,899

Singapore (0.8%)
-----------------------------------------------------------------------------------------------------------
        258,000  ComfortDelgro Corp., Ltd.                                                          225,458
         72,000  Cycle & Carriage, Ltd.                                                             435,590
         37,000  Fraser and Neave, Ltd.                                                             330,115
      1,112,000  Hong Leong Asia, Ltd.                                                            1,080,469
        247,000  Keppel Land, Ltd.                                                                  312,448
        162,000  Marco Polo Developments, Ltd.                                                      243,535
      6,227,000  MobileOne Asia, Ltd.                                                             6,849,548
                                                                                              -------------
                                                                                                  9,477,163

South Korea (5.6%)
-----------------------------------------------------------------------------------------------------------
          2,750  Amorepacific Corp.                                                                 532,681
          2,530  Cheil Communications, Inc.                                                         365,740
          9,040  Hana Bank                                                                          240,664
         22,010  Hanjin Shipping                                                                    508,246
      1,352,690  INI Steel Co.                                                                   17,812,139
        940,690  Kia Motors Corp.                                                                 8,967,074
         27,290  Korea Exchange Bank (NON)                                                          205,717
         16,140  Korea Tobacco & Ginseng Corp.                                                      514,386
        469,010  LG Engineering & Construction, Ltd.                                             12,172,779
          8,970  LG Petrochemical Co., Ltd.                                                         224,678
          1,230  Lotte Chilsung Beverage Co.                                                        955,363
      1,976,620  Samsung Heavy Industries Co., Ltd.                                              11,146,779
         92,140  Samsung SDI Co., Ltd.                                                            9,451,384
         57,760  Sindo Ricoh Co., Ltd.                                                            3,428,122
        190,380  Sungshin Cement Co., Ltd.                                                        3,633,206
                                                                                              -------------
                                                                                                 70,158,958

Spain (3.3%)
-----------------------------------------------------------------------------------------------------------
          5,153  Actividades de Construccion y Servicios
                 SA                                                                                 108,196
      1,278,210  Amadeus Global Travel Distribution SA
                 Class A (S)                                                                     11,142,903
      2,163,000  Compagnie Industriali Riunite (CIR) SpA                                          5,418,264
        320,422  Fomento de Construcciones y Contratas SA                                        13,110,653
         28,616  Gestevision Telecinco SA (NON)                                                     540,755
      3,131,032  Iberia Lineas Aereas de Espana SA (S)                                           10,194,030
         69,047  Indra Sistemas SA Class A                                                        1,083,645
         32,392  Sociedad General de Aguas de Barcelona
                 SA                                                                                 605,223
         32,392  Sociedad General de Aguas de Barcelona,
                 SA (Rights) (NON)                                                                    6,026
                                                                                              -------------
                                                                                                 42,209,695

Sweden (4.2%)
-----------------------------------------------------------------------------------------------------------
        453,423  Billerud AB                                                                      7,582,437
         23,505  Elekta AB Class B (NON)                                                            642,881
         84,784  Eniro AB                                                                           831,784
      1,336,460  Skanska AB Class B                                                              15,694,078
        450,234  SKF AB Class B                                                                  19,140,667
         40,352  Swedish Match AB                                                                   457,359
        233,366  Tele2 AB Class B (S)                                                             9,157,865
                                                                                              -------------
                                                                                                 53,507,071

Switzerland (4.1%)
-----------------------------------------------------------------------------------------------------------
        426,556  Baloise Holding, Ltd.                                                           17,979,395
         58,710  Charles Voegele Holding AG                                                       2,632,041
         61,737  Ciba Specialty Chemicals AG                                                      4,463,668
            779  George Fischer AG (NON)                                                            201,495
         37,840  Logitech International (NON)                                                     2,220,306
        185,911  Micronas Semiconductor Holding AG (NON)                                          8,048,626
          1,362  Rieter Holding AG                                                                  396,891
        104,695  Saurer AG                                                                        6,258,140
         25,691  Schindler Holding AG                                                             9,146,321
                                                                                              -------------
                                                                                                 51,346,883

Taiwan (0.4%)
-----------------------------------------------------------------------------------------------------------
      5,870,000  Hsinchu International Bank (NON)                                                 3,737,112
        438,000  Phoenixtec Power Co., Ltd.                                                         493,770
      1,624,000  TA Chong Bank Co., Ltd. (NON)                                                      602,696
                                                                                              -------------
                                                                                                  4,833,578

United Kingdom (17.9%)
-----------------------------------------------------------------------------------------------------------
        309,536  Aegis Group PLC                                                                    607,886
        187,091  Alexon Group PLC                                                                 1,151,430
        642,710  Alliance & Leicester PLC                                                        10,453,783
        620,000  Amlin PLC                                                                        1,821,947
        858,814  Berkely Group Holdings PLC                                                      19,549,684
        332,305  Britannic Group PLC                                                              2,635,808
          8,898  British Land Co. PLC                                                               139,285
      2,345,761  Carillion PLC                                                                   10,132,604
        708,701  Countrywide PLC                                                                  4,039,916
        566,347  Dairy Crest Group PLC                                                            4,505,736
      1,152,840  Davis Service Group PLC                                                          8,670,470
        489,374  Domino Printing Sciences                                                         2,291,584
        972,575  French Connection Group PLC                                                      4,791,270
         40,481  Go-Ahead Group PLC                                                               1,066,177
      1,169,721  Hiscox PLC                                                                       3,554,744
      3,757,013  HMV Group PLC                                                                   17,162,062
         86,321  Holidaybreak PLC                                                                   920,618
      1,209,133  IMI PLC                                                                          8,758,750
      1,787,375  London Stock Exchange PLC                                                       13,963,758
         27,289  Lonmin PLC                                                                         485,586
        614,343  Luminar PLC                                                                      5,882,711
        560,374  Man Group PLC                                                                   15,958,538
        191,369  McBride PLC                                                                        548,645
      1,441,112  Northern Rock PLC                                                               19,969,381
      1,458,502  Paladin Resources PLC                                                            4,961,990
        614,507  Paragon Group Cos.                                                               4,134,265
        643,372  Pendragon PLC                                                                    3,267,866
        127,758  Peninsular and Oriental Steam Navigation
                 Co.                                                                                734,993
         45,269  Rentokil Initial PLC                                                               122,862
        351,333  Savills PLC                                                                      2,800,167
      1,443,171  Shire Pharmaceuticals PLC                                                       14,467,455
        566,282  SIG PLC                                                                          5,660,611
         64,900  Travis Perkins PLC                                                               1,742,809
      2,572,339  Tullow Oil PLC                                                                   7,227,272
        361,414  Viridian Group PLC                                                               4,925,199
      1,693,695  William Hill PLC                                                                16,833,228
                                                                                              -------------
                                                                                                225,941,090
                                                                                              -------------
                 Total Common stocks (cost $986,283,866)                                     $1,247,154,606

Short-term investments (0.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $52,559,589  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.87% to 2.21% and
                 due dates ranging from December 1, 2004
                 to January 7, 2005 (d)                                                         $52,555,471
      6,877,463  Putnam Prime Money Market (e)                                                    6,877,463
                                                                                              -------------
                 Total Short-term investments  (cost $59,432,934)                               $59,432,934
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,045,716,800) (b)                                 $1,306,587,540
-----------------------------------------------------------------------------------------------------------



Forward currency contracts to buy at November 30, 2004 (Unaudited) (aggregate face value $304,490,922)
                                                               Unrealized
                                   Aggregate     Delivery     appreciation/
                       Value      face value       date      (depreciation)
--------------------------------------------------------------------------
Australian Dollar  $62,048,137   $58,360,277     12/15/04      $3,687,860
British Pound      104,974,528   104,207,239      3/16/05         767,289
Canadian Dollar      3,101,522     3,113,026      4/20/05         (11,504)
Danish Krone         3,173,604     3,173,591      3/16/05              13
Euro               105,730,707   105,432,915      3/16/05         297,792
Japanese Yen        24,763,067    24,280,048     12/15/04         483,019
Norwegian Krone      1,373,214     1,343,291     12/15/04          29,923
Swedish Krona           46,785        46,785      3/16/05              --
Swiss Franc          4,533,734     4,533,750      3/16/05             (16)
--------------------------------------------------------------------------
                                                               $5,254,376
--------------------------------------------------------------------------


Forward currency contracts to sell at November 30, 2004 (Unaudited) (aggregate face value $244,800,532)
                                                               Unrealized
                                   Aggregate     Delivery     appreciation/
                       Value      face value       date      (depreciation)
--------------------------------------------------------------------------
Australian Dollar   $6,139,131     $6,194,975     4/20/05         $55,844
Australian Dollar    5,933,142      5,627,373    12/15/04        (305,769)
British Pound           43,102         42,767     3/16/05            (335)
Canadian Dollar      6,203,043      6,226,945     4/20/05          23,902
Canadian Dollar     19,836,663     18,423,724    12/15/04      (1,412,939)
Hong Kong Dollar    34,872,337     34,839,207    12/15/04         (33,130)
Japanese Yen         3,175,104      3,175,106     5/18/05               2
Japanese Yen       124,858,426    117,960,589    12/15/04      (6,897,837)
Norwegian Krone      6,254,631      6,182,271    12/15/04         (72,360)
Swedish Krona       30,057,829     30,088,612     3/16/05          30,783
Swiss Franc         16,034,109     16,038,963     3/16/05           4,854
--------------------------------------------------------------------------
                                                              $(8,606,985)
--------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $1,261,180,148.

  (b) The aggregate identified cost on a tax basis is $1,046,052,609, resulting in gross unrealized appreciation and depreciation of $295,725,411 and $35,190,480, respectively, or net unrealized appreciation of $260,534,931.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at November 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At
      November 30, 2004, the value of securities loaned amounted to $49,652,783. The fund received cash collateral of $52,555,471 which is pooled with collateral of other Putnam funds into 23 issuers of high grade short-term investments.

  (e) Pursuant to an Exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $27,227 for the period ended November 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: January 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: January 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: January 28, 2005



Item 1. Schedule of Investments:
--------------------------------
Putnam Small Cap Value Fund

QUARTERLY PORTFOLIO HOLDINGS

11-30-04



Putnam Small Cap Value Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
November 30, 2004 (Unaudited)

Common stocks (99.3%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.3%)
-----------------------------------------------------------------------------------------------------------
         74,900  Valassis Communications, Inc. (NON)                                             $2,542,855

Aerospace and Defense (3.3%)
-----------------------------------------------------------------------------------------------------------
        814,800  AAR Corp. (NON)                                                                 11,138,316
         37,600  Curtiss-Wright Corp.                                                             2,240,960
        131,000  Heico Corp. (S)                                                                  2,803,400
         30,440  Heico Corp. Class A                                                                499,520
        115,600  Herley Industries, Inc. (NON)                                                    2,380,204
        154,300  Innovative Solutions & Support, Inc.
                 (NON)                                                                            4,723,123
        202,300  Teledyne Technologies, Inc. (NON)                                                6,008,310
         79,600  United Defense Industries, Inc. (NON)                                            3,605,880
                                                                                              -------------
                                                                                                 33,399,713

Airlines (1.1%)
-----------------------------------------------------------------------------------------------------------
        172,200  Airtran Holdings, Inc. (NON) (S)                                                 2,035,404
        493,100  SkyWest, Inc.                                                                    9,383,693
                                                                                              -------------
                                                                                                 11,419,097

Automotive (0.3%)
-----------------------------------------------------------------------------------------------------------
         38,900  CLARCOR, Inc.                                                                    2,043,028
        399,700  Tower Automotive, Inc. (NON) (S)                                                   719,460
                                                                                              -------------
                                                                                                  2,762,488

Banking (11.1%)
-----------------------------------------------------------------------------------------------------------
        671,100  BankAtlantic Bancorp, Inc. Class A                                              12,750,900
        481,565  Brookline Bancorp, Inc. (S)                                                      7,801,353
        346,600  Colonial Bancgroup, Inc.                                                         7,358,318
        249,300  Commercial Federal Corp.                                                         7,262,109
         75,300  East West Bancorp, Inc.                                                          3,122,691
         56,700  First Community Bancorp                                                          2,382,534
        137,797  First Niagara Financial Group, Inc. (S)                                          1,989,789
        257,031  Flagstar Bancorp, Inc.                                                           5,600,705
        129,300  Greater Bay Bancorp                                                              3,756,165
        175,800  Hudson United Bancorp (S)                                                        7,146,270
        287,800  Irwin Financial Corp.                                                            7,658,358
        667,300  Netbank, Inc. (S)                                                                6,853,171
        135,600  NewAlliance Bancshares, Inc.                                                     2,038,068
         77,689  Oriental Financial Group                                                         2,355,530
        206,540  Provident Bankshares Corp.                                                       7,588,280
        403,637  Republic Bancorp, Inc.                                                           6,272,524
         60,100  Sovereign Bancorp, Inc. (S)                                                      1,313,185
        290,200  Sterling Bancshares, Inc.                                                        4,231,116
        112,433  W Holding Co., Inc.                                                              2,475,775
        103,600  Webster Financial Corp.                                                          5,185,180
         62,920  Westcorp                                                                         2,660,258
         42,000  Wintrust Financial Corp.                                                         2,513,280
                                                                                              -------------
                                                                                                110,315,559

Basic Materials (0.8%)
-----------------------------------------------------------------------------------------------------------
        211,500  Ameron International Corp. (S)                                                   8,032,770

Broadcasting (0.4%)
-----------------------------------------------------------------------------------------------------------
        488,900  Sinclair Broadcast Group, Inc. Class A                                           3,524,969

Building Materials (2.2%)
-----------------------------------------------------------------------------------------------------------
        588,380  Apogee Enterprises, Inc.                                                         8,578,580
        395,200  Interface, Inc. Class A (NON)                                                    3,912,480
        528,600  Lennox International, Inc. (S)                                                   9,509,514
                                                                                              -------------
                                                                                                 22,000,574

Capital Goods (0.3%)
-----------------------------------------------------------------------------------------------------------
         59,800  Bandag, Inc. (S)                                                                 2,982,226

Chemicals (5.1%)
-----------------------------------------------------------------------------------------------------------
        101,226  A. Schulman, Inc.                                                                2,171,298
        164,200  Airgas, Inc. (S)                                                                 4,364,436
        875,881  Crompton Corp.                                                                   9,818,626
         49,300  Great Lakes Chemical Corp.                                                       1,444,490
        135,900  H.B. Fuller Co. (S)                                                              3,889,458
      1,334,300  Omnova Solutions, Inc. (NON)                                                     7,618,853
      1,235,800  PolyOne Corp. (NON)                                                             11,406,434
        143,000  RPM, Inc.                                                                        2,644,070
        387,700  Tredegar Corp.                                                                   7,222,851
                                                                                              -------------
                                                                                                 50,580,516

Commercial and Consumer Services (2.5%)
-----------------------------------------------------------------------------------------------------------
        100,600  4Kids Entertainment, Inc. (NON) (S)                                              2,055,258
        111,900  Banta Corp.                                                                      4,979,550
        154,300  Brink's Co. (The)                                                                5,957,523
        133,900  Catalina Marketing Corp. (S)                                                     3,762,590
        277,700  ePlus, Inc. (NON)                                                                3,507,351
        262,200  MPS Group, Inc. (NON)                                                            2,952,372
        151,700  RemedyTemp, Inc. Class A (NON)                                                   1,671,734
                                                                                              -------------
                                                                                                 24,886,378

Communications Equipment (1.0%)
-----------------------------------------------------------------------------------------------------------
        317,800  Arris Group, Inc. (NON) (S)                                                      1,808,282
        288,700  Inter-Tel, Inc. (S)                                                              8,175,984
                                                                                              -------------
                                                                                                  9,984,266

Computers (0.7%)
-----------------------------------------------------------------------------------------------------------
         69,804  Anixter International, Inc.                                                      2,633,705
        310,300  Iomega Corp. (NON) (S)                                                           1,411,865
        194,000  Xyratex Ltd. (Bermuda) (NON)                                                     2,754,800
                                                                                              -------------
                                                                                                  6,800,370

Conglomerates (2.1%)
-----------------------------------------------------------------------------------------------------------
        149,800  AMETEK, Inc.                                                                     4,895,464
        222,000  Crane Co. (Australia)                                                            6,717,720
        359,000  Walter Industries, Inc.                                                          9,039,620
                                                                                              -------------
                                                                                                 20,652,804

Consumer Finance (0.3%)
-----------------------------------------------------------------------------------------------------------
        131,100  AmeriCredit Corp. (NON)                                                          2,745,234

Consumer Goods (1.8%)
-----------------------------------------------------------------------------------------------------------
        213,300  American Greetings Corp. Class A                                                 5,678,046
        143,800  Blyth Industries, Inc.                                                           4,214,778
        151,000  Elizabeth Arden, Inc. (NON)                                                      3,442,800
        162,200  Rayovac Corp. (NON)                                                              4,814,096
                                                                                              -------------
                                                                                                 18,149,720

Consumer Services (0.6%)
-----------------------------------------------------------------------------------------------------------
        135,400  Ikon Office Solutions, Inc.                                                      1,527,312
        616,600  Stewart Enterprises, Inc. Class A (NON)                                          4,575,172
                                                                                              -------------
                                                                                                  6,102,484

Distributors (0.8%)
-----------------------------------------------------------------------------------------------------------
        230,200  Hughes Supply, Inc.                                                              7,568,976

Electric Utilities (0.6%)
-----------------------------------------------------------------------------------------------------------
        625,300  Sierra Pacific Resources (NON)                                                   6,409,325

Electrical Equipment (1.4%)
-----------------------------------------------------------------------------------------------------------
        147,840  Lincoln Electric Holdings, Inc.                                                  5,305,978
         79,100  Smith (A.O.) Corp.                                                               2,376,955
        203,000  Watsco, Inc.                                                                     6,713,210
                                                                                              -------------
                                                                                                 14,396,143

Electronics (3.4%)
-----------------------------------------------------------------------------------------------------------
        387,300  Agilysys, Inc. (S)                                                               6,402,069
        356,600  Avnet, Inc. (NON)                                                                6,561,440
        607,100  General Cable Corp. (NON) (S)                                                    8,256,560
        145,200  Komag, Inc. (NON) (S)                                                            2,432,100
        419,300  Monolithic System Technology, Inc. (NON)                                         1,958,131
        540,300  X-Rite, Inc.                                                                     8,055,873
                                                                                              -------------
                                                                                                 33,666,173

Energy (2.1%)
-----------------------------------------------------------------------------------------------------------
        282,100  Global Industries, Ltd. (NON)                                                    2,420,418
        189,100  GulfMark Offshore, Inc. (NON)                                                    3,935,171
         43,600  Hydril Co. (NON)                                                                 2,045,276
         65,500  National-Oilwell, Inc. (NON) (S)                                                 2,371,100
         68,200  Pride International, Inc. (NON)                                                  1,333,992
        220,000  Tidewater, Inc.                                                                  7,464,600
         48,900  Varco International, Inc. (NON)                                                  1,454,286
                                                                                              -------------
                                                                                                 21,024,843

Engineering & Construction (0.3%)
-----------------------------------------------------------------------------------------------------------
         66,300  EMCOR Group, Inc. (NON)                                                          3,064,386

Financial (0.6%)
-----------------------------------------------------------------------------------------------------------
        271,700  Advanta Corp. Class B                                                            6,488,196

Food (1.6%)
-----------------------------------------------------------------------------------------------------------
        113,300  Chiquita Brands International, Inc.                                              2,241,074
        117,700  Flowers Foods, Inc.                                                              3,593,381
        106,000  Ralcorp Holdings, Inc.                                                           4,367,200
        159,400  Sanderson Farms, Inc.                                                            5,937,650
                                                                                              -------------
                                                                                                 16,139,305

Forest Products and Packaging (0.1%)
-----------------------------------------------------------------------------------------------------------
         32,800  Albany International Corp.                                                       1,097,160

Health Care Services (3.2%)
-----------------------------------------------------------------------------------------------------------
         66,600  AMERIGROUP Corp. (NON)                                                           4,595,400
        515,200  D&K Healthcare Resources, Inc.                                                   3,740,352
      1,507,500  Hooper Holmes, Inc.                                                              7,914,375
         57,000  Pediatrix Medical Group, Inc. (NON)                                              3,551,100
        217,900  PSS World Medical, Inc. (NON)                                                    2,726,801
         97,400  Sierra Health Services, Inc. (NON) (S)                                           5,418,362
         98,500  Sunrise Assisted Living, Inc. (NON) (S)                                          4,230,575
                                                                                              -------------
                                                                                                 32,176,965

Homebuilding (2.6%)
-----------------------------------------------------------------------------------------------------------
        398,300  Champion Enterprises, Inc. (NON) (S)                                             4,572,484
        735,900  Fleetwood Enterprises, Inc. (NON) (S)                                            9,971,445
        287,900  Levitt Corp. Class A                                                             7,401,909
         39,600  Meritage Corp. (NON)                                                             3,706,560
                                                                                              -------------
                                                                                                 25,652,398

Household Furniture and Appliances (1.1%)
-----------------------------------------------------------------------------------------------------------
        107,800  Furniture Brands International, Inc. (S)                                         2,618,462
        426,000  Haverty Furniture Cos., Inc.                                                     8,583,900
                                                                                              -------------
                                                                                                 11,202,362

Insurance (9.1%)
-----------------------------------------------------------------------------------------------------------
        308,000  American Equity Investment Life Holding
                 Co.                                                                              3,021,480
        238,683  AmerUs Group Co. (S)                                                            10,399,418
        188,411  Bristol West Holdings, Inc.                                                      3,800,250
        504,300  Ceres Group, Inc. (NON)                                                          2,521,500
        105,400  FBL Financial Group, Inc. Class A                                                2,995,468
        351,500  Fremont General Corp.                                                            8,365,700
        113,800  Hub International, Ltd. (Canada)                                                 1,958,498
        201,700  Infinity Property & Casualty Corp.                                               7,462,900
        126,400  Landamerica Financial Group, Inc. (S)                                            6,749,760
         47,400  Navigators Group, Inc. (NON)                                                     1,339,050
         97,500  Philadelphia Consolidated Holding Corp.
                 (NON)                                                                            6,654,375
        438,200  Presidential Life Corp.                                                          7,322,322
        246,300  PXRE Group, Ltd. (Bermuda)                                                       5,943,219
        111,800  Stancorp Financial Group                                                         8,837,790
        133,500  State Auto Financial Corp.                                                       3,577,800
        135,300  Stewart Information Services                                                     5,905,845
         74,200  Zenith National Insurance Corp.                                                  3,410,974
                                                                                              -------------
                                                                                                 90,266,349

Investment Banking/Brokerage (0.7%)
-----------------------------------------------------------------------------------------------------------
        401,500  MCG Capital Corp. (S)                                                            6,825,500

Machinery (1.9%)
-----------------------------------------------------------------------------------------------------------
        124,300  Gardner Denver, Inc. (NON)                                                       4,275,920
      1,402,764  Milacron, Inc. (NON) (S)                                                         4,194,264
         78,100  MSC Industrial Direct Co., Inc. Class A                                          2,781,922
        287,200  Regal-Beloit Corp. (S)                                                           8,101,912
                                                                                              -------------
                                                                                                 19,354,018

Manufacturing (2.6%)
-----------------------------------------------------------------------------------------------------------
         97,700  Griffon Corp. (NON)                                                              2,450,316
        315,200  Kaman Corp.                                                                      3,782,400
        419,900  Stewart & Stevenson Services, Inc.                                               8,398,000
         80,400  Watts Industries, Inc. Class A                                                   2,462,652
        251,500  York International Corp.                                                         9,272,805
                                                                                              -------------
                                                                                                 26,366,173

Medical Technology (2.8%)
-----------------------------------------------------------------------------------------------------------
        104,400  Conmed Corp. (NON)                                                               3,024,468
        208,000  Datascope Corp.                                                                  8,338,720
         30,200  Dionex Corp. (NON) (S)                                                           1,733,178
         71,300  Edwards Lifesciences Corp. (NON) (S)                                             2,681,593
        171,700  Hanger Orthopedic Group, Inc. (NON)                                              1,339,260
        130,300  Serologicals Corp. (NON) (S)                                                     3,041,202
        220,100  Vital Signs, Inc.                                                                8,233,941
                                                                                              -------------
                                                                                                 28,392,362

Metals (1.8%)
-----------------------------------------------------------------------------------------------------------
        123,500  Quanex Corp. (S)                                                                 7,286,500
         38,000  Reliance Steel & Aluminum Co.                                                    1,516,580
         56,200  Steel Dynamics, Inc. (S)                                                         2,277,786
         74,200  Texas Industries, Inc.                                                           4,452,000
         54,100  United States Steel Corp.                                                        2,832,676
                                                                                              -------------
                                                                                                 18,365,542

Oil & Gas (5.2%)
-----------------------------------------------------------------------------------------------------------
        198,300  Energy Partners, Ltd. (NON) (S)                                                  3,841,071
        358,800  Magnum Hunter Resources, Inc. (NON)                                              4,807,920
         61,225  Premcor, Inc.                                                                    2,727,574
         71,400  Quicksilver Resources, Inc. (NON) (S)                                            2,456,160
        448,765  Range Resources Corp.                                                            9,307,386
        184,300  Remington Oil & Gas Corp. (NON)                                                  5,335,485
        198,300  St. Mary Land & Exploration Co. (S)                                              8,524,917
        137,200  Universal Compression Holdings, Inc.
                 (NON)                                                                            5,117,560
        405,800  Vintage Petroleum, Inc.                                                          9,840,649
                                                                                              -------------
                                                                                                 51,958,722

Pharmaceuticals (1.6%)
-----------------------------------------------------------------------------------------------------------
        396,000  Alpharma, Inc. Class A                                                           6,577,560
         99,900  Andrx Group (NON)                                                                1,778,220
        229,800  Owens & Minor, Inc. (S)                                                          6,376,950
         36,700  Par Pharmaceutical Cos., Inc. (NON)                                              1,448,182
                                                                                              -------------
                                                                                                 16,180,912

Photography/Imaging (0.2%)
-----------------------------------------------------------------------------------------------------------
         52,500  Imation Corp.                                                                    1,691,025

Publishing (0.3%)
-----------------------------------------------------------------------------------------------------------
        252,100  Playboy Enterprises, Inc. Class B (NON)                                          3,050,410

Railroads (0.2%)
-----------------------------------------------------------------------------------------------------------
        137,000  Rail America, Inc. (Private) (NON)                                               1,753,600

Real Estate (2.4%)
-----------------------------------------------------------------------------------------------------------
        123,600  Anworth Mortgage Asset Corp. (R)                                                 1,312,632
        180,400  Entertainment Properties Trust (R)                                               7,740,964
        126,300  Friedman, Billings, Ramsey Group, Inc.
                 Class A (S)                                                                      2,414,856
        236,000  Getty Realty Corp. (R) (S)                                                       6,841,640
        100,300  Mills Corp. (R) (S)                                                              5,953,808
                                                                                              -------------
                                                                                                 24,263,900

Restaurants (0.8%)
-----------------------------------------------------------------------------------------------------------
         38,200  CBRL Group, Inc.                                                                 1,557,414
        232,400  Landry's Restaurants, Inc.                                                       6,867,420
                                                                                              -------------
                                                                                                  8,424,834

Retail (6.4%)
-----------------------------------------------------------------------------------------------------------
         73,350  Aaron Rents, Inc.                                                                1,779,471
        138,600  Coldwater Creek, Inc. (NON) (S)                                                  3,631,320
        212,700  CSK Auto Corp. (NON) (S)                                                         3,262,818
         87,500  Finlay Enterprises, Inc. (NON)                                                   1,699,250
        284,500  Handleman Co.                                                                    6,031,400
        111,000  Movie Gallery, Inc. (S)                                                          1,934,730
        226,400  Nash Finch Co. (S)                                                               8,401,704
        284,400  Nautilus Group, Inc. (S)                                                         6,197,076
         51,100  New York & Company, Inc. (NON)                                                   1,188,075
        155,929  Nu Skin Enterprises, Inc. Class A                                                3,505,284
        236,400  Pep Boys (The) - Manny, Moe, & Jack                                              3,723,300
        383,400  Ruddick Corp.                                                                    8,361,954
         84,500  School Specialty, Inc. (NON)                                                     3,211,000
        112,700  ShopKo Stores, Inc. (NON)                                                        2,015,076
        137,600  Sonic Automotive, Inc.                                                           3,416,608
         96,300  Sports Authority, Inc. (The) (NON) (S)                                           2,745,513
         60,700  Stage Stores, Inc. (NON) (S)                                                     2,488,093
                                                                                              -------------
                                                                                                 63,592,672

Semiconductor (1.6%)
-----------------------------------------------------------------------------------------------------------
         77,900  Applied Films Corp. (NON)                                                        1,726,264
        364,800  Cohu, Inc. (S)                                                                   6,114,048
        416,100  Helix Technology Corp. (S)                                                       6,270,627
         52,360  Rofin-Sinar Technologies, Inc. (NON)                                             2,042,040
                                                                                              -------------
                                                                                                 16,152,979

Shipping (1.4%)
-----------------------------------------------------------------------------------------------------------
        206,800  EGL, Inc. (NON) (S)                                                              6,977,432
         76,500  General Maritime Corp. (NON)                                                     3,476,925
         78,200  Tsakos Energy Navigation, Ltd. (Norway)                                          3,303,950
                                                                                              -------------
                                                                                                 13,758,307

Software (0.9%)
-----------------------------------------------------------------------------------------------------------
        116,450  Ascential Software Corp. (NON)                                                   1,591,872
         48,900  Hyperion Solutions Corp. (NON)                                                   2,191,209
         78,700  JDA Software Group, Inc. (NON) (S)                                               1,032,544
        255,900  S1 Corp. (NON)                                                                   2,397,783
        226,700  Verisity, Ltd. (NON)                                                             1,899,746
                                                                                              -------------
                                                                                                  9,113,154

Staffing (0.1%)
-----------------------------------------------------------------------------------------------------------
        107,535  Kforce, Inc. (NON)                                                               1,288,269

Technology Services (2.4%)
-----------------------------------------------------------------------------------------------------------
        169,300  Acxiom Corp. (S)                                                                 4,281,597
        409,600  Digitas, Inc. (NON)                                                              3,362,816
         78,300  Imagistics International, Inc. (NON)                                             2,803,140
        276,900  MTS Systems Corp.                                                                8,403,915
        272,300  Neoware Systems, Inc. (NON) (S)                                                  2,385,348
        173,800  Overland Storage, Inc. (NON) (S)                                                 2,580,930
                                                                                              -------------
                                                                                                 23,817,746

Telecommunications (1.0%)
-----------------------------------------------------------------------------------------------------------
        301,500  Boston Communications Group (NON) (S)                                            2,683,350
        341,900  Earthlink, Inc. (NON)                                                            3,706,196
         29,300  Equinix, Inc. (NON)                                                              1,139,184
        370,200  Primus Telecommunications GP (NON) (S)                                           1,121,706
        221,000  Radyne Comstream Corp. (NON) (S)                                                 1,609,101
                                                                                              -------------
                                                                                                 10,259,537

Textiles (2.1%)
-----------------------------------------------------------------------------------------------------------
        224,900  Kellwood Co.                                                                     7,828,769
        228,500  Phillips-Van Heusen Corp.                                                        6,238,050
        230,000  Wolverine World Wide, Inc.                                                       6,888,500
                                                                                              -------------
                                                                                                 20,955,319

Tire & Rubber (0.6%)
-----------------------------------------------------------------------------------------------------------
        299,400  Cooper Tire & Rubber                                                             6,113,748

Toys (0.6%)
-----------------------------------------------------------------------------------------------------------
        590,600  Action Performance Cos., Inc. (S)                                                6,372,574

Transportation Services (0.4%)
-----------------------------------------------------------------------------------------------------------
         54,200  Landstar Systems, Inc. (NON)                                                     3,821,642

Waste Management (0.5%)
-----------------------------------------------------------------------------------------------------------
        153,600  URS Corp. (NON)                                                                  4,614,144
                                                                                              -------------
                 Total Common stocks  (cost $649,235,312)                                      $992,521,693

Warrants  (--%) (a) (NON) ($69,859)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                          Expiration date           Value
-----------------------------------------------------------------------------------------------------------
         80,680  Magnum Hunter Resources, Inc.                                 3/21/2005            $49,215


Short-term investments (9.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $85,793,669  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.94% to 2.21% due
                 December 1, 2004 to January 7, 2005. (d)                                       $85,761,579
      8,398,068  Putnam Prime Money Market Fund (e)                                               8,398,068
                                                                                              -------------
                 Total Short-term investments  (cost $94,159,647)                               $94,159,647
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $743,464,818) (b)                                   $1,086,730,555
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $999,085,528.

  (b) The aggregate identified cost on a tax basis is $744,988,552, resulting in gross unrealized appreciation and depreciation of $376,152,522 and $34,410,519, respectively, or net unrealized appreciation of $341,742,003.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at November 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2004, the value of securities loaned amounted to $83,117,501. The fund received cash collateral of $85,761,579 which is pooled with collateral of other Putnam funds into 20 issuers of high grade short-term investments.

  (e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $19,576 for the period ended November 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: January 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: January 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: January 28, 2005